Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2025
Taxes on Income [Abstract]
Schedule of Deferred Tax Assets and Liabilities

Significant components of the Company’s deferred tax assets and liabilities are as follows:

	December 31,
	2025	2024
Deferred tax assets:
Net operating loss carry forward	$32,815	$26,998
Temporary differences mainly relating to Research and Development	1,279	1,062

Deferred tax asset before valuation allowance	34,094	28,060
Valuation allowance	(34,094)	(28,060)
Deferred tax asset, net	$-	$-

Schedule of Reconciliation Statutory Israeli Income Tax Rate

A reconciliation of the provision for income taxes to the amount computed by applying the 23% statutory Israeli income tax rate to income before income taxes after the adoption of ASU 2023-09 is as follows:

	December 31, 2025
	$	%

Tax at Israeli Statutory Rate	(2,260)	23
Effect of benefitted income preferred technological enterprise in Israel	688	(7)
Changes in Valuation Allowances	1,524	(16)
Share-based payment awards	48	(0)
Effective Tax Rate	-	-